Note 1 - Organization and Summary of Significant Accounting Policies: Research and Development Costs (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Research and Development Costs

Research and development costs  - The Company expenses costs of research and development cost as incurred. Research and development costs for the sixmonths ended February 28, 2015, and February 28, 2014, was$133,695and $53,033 respectively.